Leases (Details)	3 Months Ended
Mar. 31, 2025 USD ($) ft²
Leases
Area of office space | ft²	14,000
Monthly rent | $	$ 15,773
Lessor, Operating Lease, Existence of Lessee Option to Purchase Underlying Asset [true false]	false